Schedule of Stock Options Outstanding and Exercisable (Details)	9 Months Ended
	Sep. 30, 2022 shares $ / shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	9,415,000	9,415,000	7,640,000	11,900,000
Number of Options Vested	8,255,000
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	1,750,000
Exercise Price | $ / shares	$ 0.12
Expiry Date	Oct. 24, 2023
Number of Options Vested	1,750,000
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	3,800,000
Exercise Price | $ / shares	$ 0.13
Expiry Date	Sep. 19, 2024
Number of Options Vested	3,800,000
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	640,000
Exercise Price | $ / shares	$ 0.06
Expiry Date	Jul. 31, 2025
Number of Options Vested	640,000
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	415,000
Exercise Price | $ / shares	$ 0.07
Expiry Date	Dec. 17, 2022
Number of Options Vested	415,000
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding		2,560,000
Exercise Price | $ / shares	$ 0.22
Expiry Date	Jul. 26, 2025
Number of Options Vested	1,400,000
Exercise price six [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	250,000
Exercise Price | $ / shares	$ 0.28
Expiry Date	Jun. 06, 2026
Number of Options Vested	250,000